Trade Payables	6 Months Ended
Dec. 31, 2024
Trade Payables [Abstract]
TRADE PAYABLES
11.	TRADE PAYABLES

	December 31, 2024	June 30, 2024
	RM	RM
Current
Trade payables
- Third parties	46,900,000	-
- Related parties	-	300,000
	46,900,000	300,000

(a)	Trade payables are classified as financial liabilities measured at amortised cost.

(b)	Trade payables are non-interest bearing and the normal trade credit terms granted to the Group range from 30 to 210 days. (June 30, 2024: 30 to 210 days).

(c)	The maturity profile of the trade payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.